NET LOANS RECEIVABLE (Schedule of Nonaccrual Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	$ 235	$ 246
Average nonaccrual loans	242	250
Interest income that would have been recognized	15	15
Interest income recognized	21	17
Interest income foregone
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	235	246
Average nonaccrual loans	242	250
First Mortgage Loans Construction [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans
Consumer Loans Home Equity Lines Of Credit [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans